DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Total debt, gross	$ 1,015,214		$ 1,093,836
Bank overdrafts	12,054		11,488
Finance lease obligations	37,721		33,184
Unamortized debt discounts and debt issuance costs	(13,518)		(14,395)
Total debt, net	1,001,696		1,079,441
Current maturities, net of unamortized debt discounts and debt issuance costs	(215,281)		(222,940)
Bank overdrafts	(12,054)		(11,488)
Long-term debt, net	$ 774,361		$ 845,013
Weighted average discount rate of finance lease obligations	5.10%		4.20%
Net cash provided by (used in) investing activities - continuing operations	$ 96,499	$ (11,751)
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt, gross	21,173		$ 89,750
Line of Credit | Other revolving credit facilities
Debt Instrument [Line Items]
Total debt, gross	$ 38,145		$ 38,770
Weighted average interest rate	6.30%		6.50%
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Total debt, gross	$ 807,750		$ 810,975
Loans Payable | Vessel financing loans
Debt Instrument [Line Items]
Total debt, gross	71,098		74,774
Loans Payable | Other long-term financing arrangements
Debt Instrument [Line Items]
Total debt, gross	$ 27,273		$ 34,895